Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

	2024				2023
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	46,193,173	Ps.	46,193,173	Ps.	32,586,352	Ps.	32,586,352
Trade accounts receivable, net		6,175,819		6,175,819		8,131,458		8,131,458
Long-term loan and interest receivable from GTAC (see Note 10)		1,024,371		1,031,497		948,549		953,423
Open-Ended Fund (see Note 9)		784,769		784,769		674,451		674,451
Publicly traded equity instruments (see Note 9)		1,709,942		1,709,942		1,912,150		1,912,150

Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	23,361,664	Ps.	22,806,032	Ps.	18,954,884	Ps.	20,432,901
Senior Notes due 2045		16,499,319		11,969,101		13,387,004		11,542,810
Senior Notes due 2037 and 2043		10,725,690		6,794,877		10,725,690		8,090,190
Senior Notes due 2026 and 2046		22,684,545		19,734,233		18,405,492		18,379,439
Senior Notes due 2049		13,792,972		10,280,454		11,191,163		10,035,228
Notes due 2027		4,500,000		4,252,725		4,500,000		4,233,150
Long-term loans payable to Mexican banks		12,650,000		12,777,242		12,650,000		12,789,686
Lease liabilities		5,386,639		5,454,171		7,291,550		7,334,492

Schedule of financial assets and liabilities measured at fair value

Financial assets measured at fair value as of December 31, 2024 and 2023:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	784,769	Ps.	—	Ps.	784,769	Ps.	—
Publicly traded equity instruments		1,709,942		1,709,942		—		—
Derivative financial instruments		2,001,051		—		2,001,051		—
Total	Ps.	4,495,762	Ps.	1,709,942	Ps.	2,785,820	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	674,451	Ps.	—	Ps.	674,451	Ps.	—
Publicly traded equity instruments		1,912,150		1,912,150		—		—
Derivative financial instruments		251,738		—		251,738		—
Total	Ps.	2,838,339	Ps.	1,912,150	Ps.	926,189	Ps.	—

Derivatives
Investments in Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

			Notional
			Amount
December 31, 2024:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Forwards (a)	Ps.	1,975,071	U.S.$	592,005	January 2025 through January 2026
Derivatives not recorded as accounting hedges:
TVI’s Forwards (b)		4,408	U.S.$	8,000	January through March 2025
Empresas Cablevision’s Forwards (c)		2,502	U.S.$	4,000	February through March 2025
Cablemás´s Forwards (d)		2,180	U.S.$	5,000	January 2025
Sky’s Forwards (e)		8,072	U.S.$	15,000	March 2025
Forwards (f)		8,818	U.S.$	14,000	January through March 2025
Total assets	Ps.	2,001,051

December 31, 2023:	Carrying		Notional
Derivative Financial Instruments	Amount		Amount		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (g)	Ps.	251,738	Ps.	10,000,000	June 2024
Total current assets	Ps.	251,738

(a)	As of December 31, 2024, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$592 million, at an average exchange rate of Ps.18.0059. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative income of Ps.1,857,456 for this transaction agreement in other comprehensive income or loss as of December 31, 2024. As a result of the change in fair value of these agreements in the year ended December 31, 2024, the Company recorded an income of Ps.456,559 in consolidated other finance income or expense.
(b)	As of December 31, 2024, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$8 million at an average rate of Ps.20.4503. As a result of the change in fair value of these agreements in the year ended December 31, 2024, the Company recorded an income of Ps.39,791 in consolidated other finance income or expense.
(c)	As of December 31, 2024, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$4 million at an average rate of Ps.20.4637. As a result of the change in fair value of these agreements in the year ended December 31, 2024, the Company recorded an income of Ps.36,474 in consolidated other finance income or expense.
(d)	As of December 31, 2024, Cablemás had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$5 million at an average rate of Ps.20.4915. As a result of the change in fair value of these agreements in the year ended December 31, 2024, the Company recorded an income of Ps.2,181 in consolidated other finance income or expense.
(e)	As of December 31, 2024, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$15 million at an average rate of Ps.20.4548. As a result of the change in fair value of these agreements in the year ended December 31, 2024, the Company recorded an income of Ps.82,065 in consolidated other finance income or expense.
(f)	As of December 31, 2024, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$14 million at an average rate of Ps.20.4645. As a result of the change in fair value of these agreements, in the year ended December 31, 2024, the Company recorded an income of Ps.149,593 in consolidated other finance income or expense.
(g)	In October 2020, the Company entered into derivative transaction agreements (interest rate swaps) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 as of December 31, 2023. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 as of December 31, 2023, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%.The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative income of Ps.220,127 in other comprehensive income or loss as of December 31, 2023. In 2023, the Company recorded a gain of Ps.457,522 in consolidated other finance income or expense.